REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(a)
	STEEL — 0.0%(a)
17,000	Cleveland-Cliffs, Inc.	1.5000	01/15/25	$55,080

	TOTAL CONVERTIBLE BONDS (Cost $41,834)			55,080

	CORPORATE BONDS — 3.7%
	AEROSPACE & DEFENSE — 0.0%(a)
115,000	TransDigm, Inc.	6.3750	06/15/26	118,881

	AUTOMOTIVE — 0.2%
115,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	119,198
111,000	Ford Motor Company	4.3460	12/08/26	120,088
115,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	118,237
115,000	Tesla, Inc.(b)	5.3000	08/15/25	118,284
				475,807
	BANKING — 0.0%(a)
113,000	CIT Group, Inc.	5.0000	08/15/22	117,958

	BIOTECH & PHARMA — 0.1%
112,000	Bausch Health Companies, Inc.(b)	7.0000	01/15/28	117,765
118,000	Teva Pharmaceutical Finance Company BV Series 2	3.6500	11/10/21	118,395
				236,160
	CABLE & SATELLITE — 0.2%
113,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	118,652
110,000	DISH DBS Corporation	7.3750	07/01/28	119,149
110,000	Sirius XM Radio, Inc.(b)	5.5000	07/01/29	120,622
				358,423
	CHEMICALS — 0.1%
39,000	Ashland, LLC	4.7500	08/15/22	40,088
111,000	Avient Corporation	5.2500	03/15/23	118,326
39,000	Olin Corporation	5.5000	08/15/22	40,783
				199,197

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.1%
116,000	ADT Security Corporation	3.5000	07/15/22	$119,248
37,000	RR Donnelley & Sons Company	8.2500	07/01/27	42,213
				161,461
	CONTAINERS & PACKAGING — 0.2%
112,000	Ball Corporation	4.0000	11/15/23	119,101
105,000	Pactiv, LLC B	7.9500	12/15/25	118,256
93,000	Sealed Air Corporation(b)	6.8750	07/15/33	119,994
				357,351
	ELECTRIC UTILITIES — 0.3%
117,000	Calpine Corporation(b)	5.1250	03/15/28	118,616
87,000	FirstEnergy Corporation	7.3750	11/15/31	121,715
114,000	NRG Energy, Inc.	7.2500	05/15/26	118,729
116,000	PG&E Corporation	5.0000	07/01/28	113,100
171,000	Talen Energy Supply, LLC	6.5000	06/01/25	100,468
115,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	118,594
				691,222
	ELECTRICAL EQUIPMENT — 0.0%(a)
106,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	118,246

	ENTERTAINMENT CONTENT — 0.1%
180,000	Diamond Sports Group, LLC / Diamond Sports Finance(b)	5.3750	08/15/26	104,625
104,000	Liberty Interactive, LLC	8.5000	07/15/29	119,616
117,000	Univision Communications, Inc.(b)	5.1250	02/15/25	119,059
				343,300
	FOOD — 0.1%
115,000	Lamb Weston Holdings, Inc.(b)	4.6250	11/01/24	118,312
113,000	Post Holdings, Inc.(b)	5.7500	03/01/27	117,766
				236,078
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(a)
118,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	119,299

	HEALTH CARE FACILITIES & SERVICES — 0.2%
115,000	DaVita, Inc.(b)	4.6250	06/01/30	119,025
103,000	HCA, Inc.	5.8750	02/15/26	119,866

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.2% (Continued)
104,000	Tenet Healthcare Corporation	6.8750	11/15/31	$119,376
40,000	Universal Health Services, Inc.(b)	5.0000	06/01/26	41,114
				399,381
	HOME & OFFICE PRODUCTS — 0.0%(a)
112,000	Newell Brands, Inc.	4.3500	04/01/23	117,348

	HOME CONSTRUCTION — 0.1%
40,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	41,432
41,000	K Hovnanian Enterprises, Inc.	10.0000	07/15/22	41,000
108,000	MDC Holdings, Inc.	5.5000	01/15/24	118,389
113,000	Toll Brothers Finance Corporation B	4.3750	04/15/23	118,034
				318,855
	HOUSEHOLD PRODUCTS — 0.0%(a)
111,000	Avon Products, Inc.	7.0000	03/15/23	118,354

	INSURANCE — 0.1%
119,000	Genworth Holdings, Inc.	4.8000	02/15/24	118,709
42,000	MBIA, Inc.	6.6250	10/01/28	42,384
111,000	Radian Group, Inc.	4.5000	10/01/24	118,985
				280,078
	INTERNET MEDIA & SERVICES — 0.0%(a)
101,000	Netflix, Inc. Series 144A B(b)	4.8750	06/15/30	121,820

	LEISURE FACILITIES & SERVICES — 0.1%
39,000	Carnival Corporation	6.6500	01/15/28	41,608
107,000	MGM Resorts International	5.7500	06/15/25	116,564
115,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	118,285
109,000	Yum! Brands, Inc.(b)	7.7500	04/01/25	118,222
				394,679
	METALS & MINING — 0.0%(a)
117,000	Freeport-McMoRan, Inc.	3.5500	03/01/22	118,030

	OIL & GAS PRODUCERS — 0.4%
116,000	Antero Resources Corporation	5.0000	03/01/25	118,161

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.7% (Continued)
	OIL & GAS PRODUCERS — 0.4% (Continued)
110,000	Apache Corporation B	4.8750	11/15/27	$118,377
39,000	Cheniere Energy, Inc.(b)	4.6250	10/15/28	41,230
73,000	Cheniere Energy, Inc.	4.6250	10/15/28	77,173
115,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	117,910
108,000	Murphy Oil Corporation	7.0500	05/01/29	120,451
115,000	New Fortress Energy, Inc.(b)	6.7500	09/15/25	117,446
108,000	Occidental Petroleum Corporation	5.5500	03/15/26	118,396
87,000	Ovintiv, Inc.	8.1250	09/15/30	119,811
				948,955
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
134,000	Nabors Industries, Inc.	5.7500	02/01/25	114,064
147,000	Transocean, Inc.(b)	8.0000	02/01/27	108,576
				222,640
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
114,000	Iron Mountain, Inc.(b)	4.8750	09/15/27	118,468
116,000	iStar, Inc.	4.2500	08/01/25	120,611
115,000	Uniti Group, L.P. / Uniti Fiber Holdings Inc / CSL(b)	7.1250	12/15/24	118,425
				357,504
	REAL ESTATE SERVICES — 0.0%(a)
113,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(b)	4.8750	06/01/23	117,859

	RETAIL - CONSUMER STAPLES — 0.1%
95,000	New Albertsons, L.P.	8.0000	05/01/31	116,613
125,000	Rite Aid Corporation B	7.7000	02/15/27	116,584
35,000	Safeway, Inc.	7.2500	02/01/31	41,478
				274,675
	RETAIL - DISCRETIONARY — 0.3%
41,000	Avis Budget Car Rental, LLC / Avis Budget Finance,	5.2500	03/15/25	41,589
101,000	Gap, Inc. (The)(b)	8.8750	05/15/27	116,359
108,000	L Brands, Inc.	5.6250	10/15/23	118,601
116,000	Macy’s Retail Holdings, LLC	3.6250	06/01/24	119,333
117,000	Staples, Inc.(b)	10.7500	04/15/27	113,651
				509,533

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.7% (Continued)
	SEMICONDUCTORS — 0.0%(a)
110,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	$118,373

	SPECIALTY FINANCE — 0.1%
112,000	Navient Corporation	5.5000	01/25/23	117,605
111,000	OneMain Finance Corporation	5.6250	03/15/23	117,532
				235,137
	STEEL — 0.0%(a)
112,000	United States Steel Corporation	6.6500	06/01/37	121,517

	TECHNOLOGY HARDWARE — 0.1%
93,000	Dell, Inc.	7.1000	04/15/28	119,930
40,000	Pitney Bowes, Inc.	4.6250	03/15/24	42,050
114,000	Xerox Corporation	3.8000	05/15/24	119,493
				281,473
	TECHNOLOGY SERVICES — 0.1%
100,000	Sabre GLBL, Inc.(b)	9.2500	04/15/25	117,429
107,000	Unisys Corporation(b)	6.8750	11/01/27	116,687
				234,116
	TELECOMMUNICATIONS — 0.2%
106,000	CenturyLink, Inc.	7.5000	04/01/24	119,360
115,000	Frontier Communications Corporation(b)	5.0000	05/01/28	119,108
96,000	Sprint Corporation	7.6250	03/01/26	117,387
116,000	T-Mobile USA, Inc.	4.0000	04/15/22	118,139
				473,994
	TRANSPORTATION & LOGISTICS — 0.2%
118,000	American Airlines Group, Inc.(b)	5.0000	06/01/22	117,853
117,000	Delta Air Lines, Inc.	3.6250	03/15/22	117,897
115,000	United Airlines Holdings, Inc.	5.0000	02/01/24	119,420
				355,170
	TOTAL CORPORATE BONDS (Cost $9,707,776)			9,652,874

	TOTAL INVESTMENTS - 3.7% (Cost $9,749,610)			$9,707,954
	OTHER ASSETS IN EXCESS OF LIABILITIES- 96.3%			254,852,288
	NET ASSETS - 100.0%			$264,560,242

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

BAR	Barclays

BNP	BNP Paribas

GS	Goldman Sachs

(a)	Percentage rounds to less than 0.1%.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is 3,371,479 or 1.3% of net assets.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2021

	CREDIT DEFAULT SWAP

Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$32,000,000	$(2,848,394)	To Sell Protection - CDX HY	BNP	6/20/2026	Receive	5.00%	$(3,113,714)	$(265,320)
		CDSI S36 5Y PRC, pays
		Quarterly
							$(3,113,714)	$(265,320)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS **

						Unrealized
	Number of					Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares	9,125,055	$72,270,435	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	$104,861
BlackRock High Yield Bond Fund - Institutional Class	12,340,900	97,616,517	3-Mth USD_LIBOR + 300 bps	12/31/2022	Goldman Sachs	(15,828)
Mainstay MacKay High Yield Corporate Bond Fund - Institutional Class	13,323,561	75,811,059	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	(237,302)
Vanguard High Yield - Institutional Class	633,844	37,939,643	3-Mth USD_LIBOR + 185 bps	6/5/2023	Barclays	149,045
Total						$776

**	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 98.2%
	FIXED INCOME - 98.2%
1,782,270	American Century High-Yield Municipal Fund, Class I	$18,731,656
2,458,757	BlackRock High Yield Municipal Fund, Institutional Class	26,579,167
1,254,970	Northern High Yield Municipal Fund	11,646,124
3,135,301	PIMCO High Yield Municipal Bond Fund, Institutional Class	31,509,770
5,481,827	Pioneer High Income Municipal Fund, Class Y	41,278,156
706,160	Western Asset Municipal High Income Fund, Class I	10,345,242
		140,090,115

	TOTAL OPEN END FUNDS (Cost $127,473,074)	140,090,115

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
1,537,045	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01%(a)	1,537,352
115,134	JPMorgan Municipal Money Market Fund, Agency Class, 0.01%(a)	115,134
365,616	JPMorgan Tax Free Money Market Fund, Agency Class, 0.01%(a)	365,616
	TOTAL MONEY MARKET FUNDS (Cost $2,018,101)	2,018,102

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,018,101)	2,018,102

	TOTAL INVESTMENTS - 99.6% (Cost $129,491,175)	$142,108,217
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	596,069
	NET ASSETS - 100.0%	$142,704,286

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.3%
	Belgium - 0.4%
17,471	KBC Group N.V. - ADR	$705,828

	Brazil - 7.4%
154,125	Cia de Saneamento Basico do Estado de Sao Paulo	1,057,923
296,040	Cia Siderurgica Nacional S.A.	2,685,417
223,293	CPFL Energia S.A.	1,098,873
161,619	Engie Brasil Energia S.A.	1,191,003
622,797	Itausa S.A.	1,352,775
297,449	JBS S.A.	1,855,047
250,778	Petroleo Brasileiro S.A.	1,344,733
156,561	Telefonica Brasil S.A.	1,251,368
509,280	TIM S.A.	1,122,037
		12,959,176
	Canada - 8.5%
38,019	Alimentation Couche-Tard, Inc., Class B	1,531,602
25,609	Bank of Nova Scotia	1,597,447
9,868	Canadian Tire Corp Ltd.	1,517,254
17,291	CGI, Inc.(a)	1,571,959
25,450	Loblaw Companies Ltd.	1,720,656
72,506	Manulife Financial Corporation	1,400,925
26,362	Nutrien Ltd.	1,566,494
49,680	Quebecor, Inc., Class B	1,298,959
18,562	Ritchie Bros Auctioneers, Inc.	1,107,460
15,115	Royal Bank of Canada	1,527,785
		14,840,541
	Cayman Islands - 0.9%
8,928	Baidu, Inc. - ADR(a)	1,464,281

	China - 0.6%
56,037	China Life Insurance Company Ltd. - ADR	467,349
53,968	Industrial & Commercial Bank of China Ltd. - ADR	597,425
		1,064,774

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 36.3% (Continued)
	Denmark - 0.5%
9,523	Novo Nordisk A/S - ADR	$881,830

	Germany - 1.2%
36,576	Daimler A.G. - ADR	814,182
35,539	Deutsche Telekom A.G. - ADR	739,567
15,026	Fresenius Medical Care A.G. & Company KGaA - ADR	590,822
		2,144,571
	Indonesia - 0.3%
26,732	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	597,460

	Israel - 0.8%
10,651	Check Point Software Technologies Ltd.(a)	1,353,742

	Japan - 8.2%
18,100	Advantest Corporation(b)	1,584,884
348,200	ENEOS Holdings, Inc.	1,457,840
59,500	Iida Group Holdings Company Ltd.	1,425,831
46,400	ITOCHU Corporation(b)	1,366,422
44,700	Kakaku.com, Inc.	1,212,500
43,600	KDDI Corporation(b)	1,323,692
51,800	Mitsubishi Corporation(b)	1,445,208
28,300	Recruit Holdings Company Ltd.(b)	1,451,487
34,800	Sumitomo Metal Mining Company Ltd.(b)	1,400,878
36,800	Toyota Tsusho Corporation	1,723,481
		14,392,223
	Korea (Republic Of) - 1.8%
7,460	Hyundai Glovis Company Ltd.(b)	1,261,439
5,705	POSCO	1,817,763
		3,079,202
	Luxembourg - 0.4%
38,495	Tenaris S.A. - ADR	786,838

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares				Fair Value
	COMMON STOCKS — 36.3% (Continued)
	Netherlands - 0.4%
22,746	Koninklijke Ahold Delhaize N.V. - ADR			$707,401

	Singapore - 0.3%
34,448	Singapore Telecommunications Ltd. - ADR			579,071

	Sweden - 0.4%
124,366	Svenska Handelsbanken A.B. - ADR			695,206

	Switzerland - 0.4%
7,117	Novartis A.G. - ADR			657,540

	Taiwan Province Of China - 3.4%
590,000	Far EasTone Telecommunications Company Ltd.			1,278,527
436,000	Hon Hai Precision Industry Company Ltd.(b)			1,715,001
837,000	Taiwan Cement Corporation(b)			1,574,332
529,000	Uni-President Enterprises Corporation			1,384,688
				5,952,548
	United Kingdom - 0.4%
17,008	Royal Dutch Shell plc, Class A - ADR			690,865

	TOTAL COMMON STOCKS (Cost $60,864,228)			63,553,097

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.3%
	United States — 12.3%
10,000,000 USD	United States Treasury Note	1.3750	02/15/23	10,192,188
11,000,000 USD	United States Treasury Note	1.5000	02/15/30	11,313,242
				21,505,430
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,476,153)			21,505,430

	TOTAL INVESTMENTS - 48.6% (Cost $82,340,381)			$85,058,527
	OTHER ASSETS IN EXCESS OF LIABILITIES - 51.4%			90,092,549
	NET ASSETS - 100.0%			$175,151,076

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

BAR	Barclays

GS	Goldman Sachs

SOC	Societe Generale

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

TOTAL RETURN SWAPS *

						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
A.P. Moller - Maersk A/S	659	$10,609,900	1-Mth CIBOR +0.40%	1/13/2022	Goldman Sachs	$(428,350)
Advanced Info Service Pcl	215,900	1,151,016	1-Mth LIBOR +1.00%	6/30/2022	Societe Generale	27,624
Anhui Conch Cement Co. Ltd.	185,000	7,622,000	1-Mth HIBOR +.75%	6/30/2022	Societe Generale	(749,250)
Arca Continental S.A.B. De C.V.	256,028	1,454,181	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	63,141
Astra International Tbk Pt	3,073,700	1,044,239	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(40,349)
Bangkok Bank Pcl	303,700	1,069,931	1-Mth LIBOR +1.00%	6/30/2022	Societe Generale	(123,187)
Bim Birlesik Magazalar A.S.	151,818	1,133,241	1-Mth LIBOR +0.00%	1/31/2022	Goldman Sachs	57,755
Changjiang Securities Co. Ltd.	913,200	1,033,898	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(59,236)
China Galaxy Securities Co. Ltd.	1,849,500	8,563,185	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(1,054,215)
China Life Insurance Co. Ltd. - H Shares	261,000	4,019,400	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(631,620)
China Shenhua Energy Co. Ltd.	643,500	9,794,070	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(334,620)
Cimb Group Holdings Berhad	1,452,700	1,613,153	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(81,277)
Citic Securities Co. Ltd.	524,500	10,217,260	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(1,143,410)
Commerzbank Aktiengesellschaft	189,654	1,251,337	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(102,792)
Cosco Shipping Holdings Co. Ltd.	1,590,550	19,991,990	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(5,322,225)
Daimler Ag	9,114	694,213	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(182)
Deutsche Telekom Ag	35,841	638,400	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(10,967)
Falabella Sa	344,958	1,547,945	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(208,992)
Fresenius Medical Care Ag & Co. Kgaa	7,518	491,376	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(26,313)
Gea Group Aktiengesellschaft	36,236	1,237,822	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	117,042
Genting Singapore Ltd.	1,957,600	1,634,596	1-Mth SOR +0.95%	6/30/2022	Societe Generale	(48,940)
Grupo Bimbo, S.A.B. De C.V.	582,800	1,284,068	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	59,029
H & M Hennes & Mauritz Ab (Publ)	56,842	12,041,978	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(1,300,545)
Heidelbergcement Ag	17,154	1,280,718	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	41,856
Hellenic Telecommunications Organization S.A.	79,808	1,181,956	1-Mth EURIBOR +0.85%	1/13/2022	Goldman Sachs	98,164
Huaxin Cement Co. Ltd.	322,704	876,954	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(137,193)
Husqvarna Aktiebolag	119,520	13,589,424	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	812,736
Industrial & Commercial Bank Of China Ltd.	1,053,000	4,801,680	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(252,720)
Kbc Group	8,433	563,999	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	30,359
Kimberly-Clark De Mexico, S.A.B. De C.V.	755,755	1,369,702	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	(118,312)
Koninklijke Ahold Delhaize N.V.	22,396	561,468	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	25,196
Koninklijke Kpn N.V.	434,883	1,182,012	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	58,274
Kuehne + Nagel International Ag	5,654	1,716,554	1-Mth LIBOR +0.40%	1/13/2022	Goldman Sachs	(62,194)
Lundin Energy Ab	46,560	14,098,368	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	(1,601,664)
Metallurgical Corp Of China Ltd.	2,689,000	1,239,389	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	316,223
MSCI ACWI U	270,660	15,565,656	1-Mth LIBOR + 0.30%	6/1/2022	Barclays	(262,495)
MSCI ACWI U	170,000	9,776,700	1-Mth LIBOR + 0.30%	6/1/2022	Barclays	(165,448)
Naturgy Energy Group Sa	52,416	1,123,275	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	5,766
New China Life Insurance Co. Ltd.	284,400	7,536,600	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(1,493,100)
Novartis Ag	7,150	564,278	1-Mth LIBOT +0.40%	1/13/2022	Goldman Sachs	(3,146)
Novo Nordisk A/S	9,592	4,616,630	1-Mth CIBOR +0.40%	1/13/2022	Goldman Sachs	523,723
Orion Oyj	27,199	957,405	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(9,792)
Proximus	62,274	1,034,060	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	64,454
Pt Gudang Garam Tbk	406,200	1,234,734	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(312,808)
Pt United Tractors	804,800	1,120,790	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(32,068)
Ptt Exploration & Production Pcl	381,000	1,389,771	1-Mth LIBOR +1.00%	6/30/2022	Societe Generale	(196,261)
Public Bank Bhd	1,409,500	1,395,422	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(66,083)
Randstad N.V.	20,442	1,318,509	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(68,276)
Royal Dutch Shell Plc	33,339	448,610	1-Mth LIBOR +0.40%	1/13/2022	Goldman Sachs	(1,200)
Saic Motor Corp Ltd.	320,200	1,088,058	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(179,695)
Securitas Ab	76,988	10,220,157	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	1,285,700
Singapore Exchange Ltd	184,400	2,061,592	1-Mth SOR +0.95%	6/30/2022	Societe Generale	129,080
Singapore Telecommunication	349,300	799,897	1-Mth SOR +0.95%	6/30/2022	Societe Generale	(6,986)
Supermax Corp Bhd	625,900	497,528	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(12,530)
Svenska Handelsbanken Ab	60,400	5,615,992	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	32,616
Swedish Match Ab	160,500	12,342,450	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	658,050
Telenor Asa	74,103	10,700,473	1-Mth NIBOR +0.40%	1/13/2022	Goldman Sachs	615,055
Telkom Indonesia Persero Tbk P	2,729,000	591,188	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	20,643
Tenaris S.A.	75,989	708,977	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(46,809)
United Internet Ag	31,798	1,096,395	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	13,355
Weichai Power Co. Ltd.	524,000	9,044,240	1-Mth HIBOR +0.75%	6/30/2022	Societe Generale	(136,240)
Wolters Kluwer N.V.	15,395	1,207,584	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	174,887
Wuhu Sanqi Interactive Enterta	328,176	1,219,216	1-Mth LIBOR +1.10%	6/30/2022	Societe Generale	(236,448)
Yara International Asa	30,736	13,929,555	1-Mth NIBOR +0.40%	1/13/2022	Goldman Sachs	371,906
Total						$(11,465,304)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swap do not reset; payments only occur at termination.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 54.5%
	ADVERTISING & MARKETING - 1.6%
35,867	Interpublic Group of Companies, Inc. (The)	$1,268,257
14,626	Omnicom Group, Inc.	1,065,065
		2,333,322
	AEROSPACE & DEFENSE - 2.4%
6,287	General Dynamics Corporation	1,232,440
3,137	Lockheed Martin Corporation	1,165,929
13,601	Raytheon Technologies Corporation	1,182,606
		3,580,975
	APPAREL & TEXTILE PRODUCTS - 1.6%
61,661	Hanesbrands, Inc.	1,125,930
15,098	VF Corporation	1,210,860
		2,336,790
	BANKING - 0.8%
10,266	Bank of America Corporation	393,804
5,060	JPMorgan Chase & Company	768,006
		1,161,810
	BIOTECH & PHARMA - 3.8%
10,594	AbbVie, Inc.	1,232,082
18,088	Gilead Sciences, Inc.	1,235,230
3,184	Johnson & Johnson	548,285
15,777	Merck & Company, Inc.	1,212,778
1,577	Organon & Company(a)	45,749
30,914	Pfizer, Inc.	1,323,428
		5,597,552
	CHEMICALS - 1.5%
17,618	Dow, Inc.	1,095,134
10,647	LyondellBasell Industries N.V., Class A	1,057,567
		2,152,701
	CONTAINERS & PACKAGING - 2.3%
102,078	Amcor plc	1,180,021
19,077	International Paper Company	1,101,888
8,087	Packaging Corp of America	1,144,311
		3,426,220

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.8%
5,902	3M Company	$1,168,242

	E-COMMERCE DISCRETIONARY - 1.5%
656	Amazon.com, Inc.(a)	2,182,899

	ELECTRIC UTILITIES - 4.0%
15,785	Dominion Energy, Inc.	1,181,823
21,566	Edison International	1,175,347
31,782	FirstEnergy Corporation	1,217,886
41,263	PPL Corporation	1,170,631
18,777	Southern Company	1,199,287
		5,944,974
	ENTERTAINMENT CONTENT - 0.2%
1,919	Walt Disney Company	337,782

	FOOD - 1.5%
18,220	Kellogg Company	1,154,419
27,478	Kraft Heinz Company	1,057,079
		2,211,498
	HEALTH CARE FACILITIES & SERVICES - 0.9%
21,359	Cardinal Health, Inc.	1,268,297

	HOME & OFFICE PRODUCTS - 1.4%
21,899	Leggett & Platt, Inc.	1,051,809
42,029	Newell Brands, Inc.	1,040,218
		2,092,027
	HOUSEHOLD PRODUCTS - 0.4%
3,991	Procter & Gamble Company	567,640

	INDUSTRIAL SUPPORT SERVICES - 0.8%
22,545	Fastenal Company	1,234,790

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	INSURANCE - 0.8%
11,289	Prudential Financial, Inc.	$1,132,061

	INTERNET MEDIA & SERVICES - 2.0%
447	Alphabet, Inc., Class A(a)	1,204,455
3,479	Facebook, Inc., Class A(a)	1,239,567
1,094	Netflix, Inc.(a)	566,222
		3,010,244
	LEISURE PRODUCTS - 0.8%
12,539	Hasbro, Inc.	1,246,878

	MEDICAL EQUIPMENT & DEVICES - 0.4%
1,084	Thermo Fisher Scientific, Inc.	585,371

	MULTI ASSET CLASS REIT - 0.7%
25,476	Vornado Realty Trust	1,108,206

	OIL & GAS PRODUCERS - 3.9%
11,576	Chevron Corporation	1,178,553
20,604	Exxon Mobil Corporation	1,186,172
65,714	Kinder Morgan, Inc.	1,142,109
22,804	ONEOK, Inc.	1,185,124
45,756	Williams Companies, Inc.	1,146,188
		5,838,146
	RETAIL - CONSUMER STAPLES - 0.7%
22,611	Walgreens Boots Alliance, Inc.	1,066,109

	RETAIL - DISCRETIONARY - 0.4%
1,955	Home Depot, Inc.	641,611

	RETAIL REIT - 1.7%
17,641	Realty Income Corporation	1,239,985
9,309	Simon Property Group, Inc.	1,177,775
		2,417,760

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	SEMICONDUCTORS - 1.8%
3,259	Broadcom, Inc.	$1,581,918
4,020	NVIDIA Corporation	783,860
2,140	QUALCOMM, Inc.	320,572
		2,686,350
	SOFTWARE - 2.9%
790	Adobe, Inc.(a)	491,088
11,300	Microsoft Corporation	3,219,483
2,165	salesforce.com, Inc.(a)	523,778
		4,234,349
	SPECIALTY REIT - 0.8%
27,680	Iron Mountain, Inc.	1,211,277

	TECHNOLOGY HARDWARE – 3.9%
23,468	Apple, Inc.	3,423,043
74,972	Hewlett Packard Enterprise Company	1,087,094
45,478	Juniper Networks, Inc.	1,279,751
		5,789,888
	TECHNOLOGY SERVICES - 3.6%
8,319	International Business Machines Corporation	1,172,646
3,010	Mastercard, Inc., Class A	1,161,679
1,924	PayPal Holdings, Inc.(a)	530,120
5,247	Visa, Inc., Class A	1,292,809
48,967	Western Union Company (The)	1,136,524
		5,293,778
	TELECOMMUNICATIONS - 2.4%
40,642	AT&T, Inc.	1,140,008
86,757	Lumen Technologies, Inc.	1,081,860
21,238	Verizon Communications, Inc.	1,184,657
		3,406,525
	TOBACCO & CANNABIS - 1.6%
24,271	Altria Group, Inc.	1,165,979
12,398	Philip Morris International, Inc.	1,240,915
		2,406,894

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	TRANSPORTATION & LOGISTICS - 0.6%
33,818	Air Transport Services Group, Inc.(a)	$818,396

	TOTAL COMMON STOCKS (Cost $69,711,115)	80,491,362

	EXCHANGE-TRADED FUNDS — 13.7%
	EQUITY - 13.7%
49,618	iShares Core S&P Small-Cap ETF	5,470,881
113,170	Schwab International Small-Cap Equity ETF	4,799,540
35,050	Vanguard FTSE All World ex-US Small-Cap ETF	4,827,086
23,616	Vanguard Small-Cap ETF	5,241,571
		20,339,078

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,561,742)	20,339,078

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 6.0%
	U.S. TREASURY NOTES — 6.0%
8,700,000	United States Treasury Note	1.5000	02/15/30	8,947,746

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,117,656)			8,947,746

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
2,304,093	Goldman Sachs Financial Square Government Fund””, 0.03% (Cost $2,304,093)(b)	2,304,093

	TOTAL INVESTMENTS - 75.8% (Cost $93,694,606)	$112,082,279
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $12,996)	(14,124)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.2%	35,857,267
	NET ASSETS - 100.0%	$147,925,422

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

BAR	Barclays

GS	Goldman Sachs

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes which are an integral part of this schedule of investments.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)

July 31, 2021

Total Return Swaps *

						Unrealized
						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares IBOXX High Yield Corporate Bond	143,884	$12,667,547	1-Mth LIBOR + 30 bps	4/11/2022	Barclays	$8,800
iShares Preferred & Income - Institutional Class	235,249	9,253,519	1-Mth LIBOR + 40 bps	4/11/2022	Barclays	52,256
SPDR BBG BARC Convertible - Institutional Class	219,762	19,059,958	1-Mth LIBOR + 40 bps	4/11/2022	Barclays	(212,080)
Total						$(151,024)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.